Note 9 - Capital Stock and Reserve - Weighted Average Assumptions (Details) - Agent warrants [member]	Sep. 30, 2023
Fair value of warrant [member]
Statement Line Items [Line Items]
Assumptions	5.67
Exercise Price [member]
Statement Line Items [Line Items]
Assumptions	6.25
Expected life [member]
Statement Line Items [Line Items]
Assumptions	5
Interest rate, measurement input [member]
Statement Line Items [Line Items]
Assumptions	0.0414
Historical volatility for shares, measurement input [member]
Statement Line Items [Line Items]
Assumptions	1.13